Leases - Balance Sheet Impact (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Right-of-Use Assets - Finance leases
Right-of-use assets	$ 302,732	$ 302,732
Less: Accumulated provision for depreciation	(262,774)	(257,504)
Total finance lease assets	39,958	45,228
Lease liabilities - Finance leases
Obligations under finance leases	68,876	75,649
Long-term debt and finance leases due within one year	6,773	6,081
Total finance lease liabilities	75,649	81,730
Right-of-Use Assets - Operating leases
Electric plant in service	3,283	3,237
Total operating lease assets	3,283	3,237
Lease liabilities - Operating leases
Capitalization - Other	2,388	2,293
Other current liabilities	990	1,252
Total operating lease liabilities	$ 3,378	$ 3,545
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Obligation under Rocky Mountain transactions	Obligation under Rocky Mountain transactions